Description of Business and Significant Accounting Policies - Capitalized Software and Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation	$ 81	$ 86	$ 90
Capitalized Software [Roll Forward]
Beginning balance	366	345	311
Capitalization	170	166	154
Amortization	(160)	(145)	(118)
Impairment	(51)	0	(2)
Ending balance	$ 325	$ 366	$ 345
Machinery and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years
Software Development Costs, Internal Use [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, useful life	4 years
Software Development Costs, Internal Use [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, useful life	7 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, useful life	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, useful life	5 years